Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total	$ 28,001.0	$ 677.0	$ 152.0	$ 2,138.0	$ 30,967.0
Equinor In Salah AS [Member]
Total	68.1				68.1
Equinor In Amenas AS [Member]
Total	93.0				93.0
In Amenas [Member]
Total				30.2	30.2
In Salah [Member]
Total				250.9	250.9
Equinor Dezassete AS [Member]
Total	134.5				134.5
Equinor Angola Block 17 AS [Member]
Total	178.8				178.8
Equinor Angola Block 15 AS [Member]
Total	36.9				36.9
Equinor Angola Block 31 AS [Member]
Total	80.0				80.0
Equinor Angola Block 15/06 Award AS [Member]
Total	0.2				0.2
Equinor Angola Block 25 AS [Member]
Total	0.1				0.1
Equinor Angola Block 40 AS [Member]
Total	0.1				0.1
Equinor Angola Block 29 AS [Member]
Total	0.1				0.1
Equinor Angola Block 1/14 AS [Member]
Total	0.1				0.1
Girassol [Member]
Total				151.7	151.7
Pazflor [Member]
Total				93.3	93.3
Rosa [Member]
Total				128.9	128.9
Kizomba A [Member]
Total				139.7	139.7
Kizomba B [Member]
Total				40.4	40.4
Mondo Kiz C [Member]
Total				25.2	25.2
Dalia [Member]
Total				458.7	458.7
Clov [Member]
Total				48.4	48.4
PSVM [Member]
Total				18.2	18.2
Bandurria Sur [Member]
Total		22.4			22.4
Bajo del Toro [Member]
Total		1.1	5.5		6.6
Exploration Argentina [Member]
Total		1.5	1.0		2.4
Equinor Apsheron AS [Member]
Total	66.7				66.7
Equinor BTC Caspian AS [Member]
Total	6.5				6.5
Azeri-Chirag-Gunashli (ACG) [Member]
Total				484.7	484.7
South Atlantic Holding B.V. [Member]
Total	0.2				0.2
Equinor Energy do Brasil Ltda [Member]
Total	0.6	85.3			85.9
Roncador [Member]
Total			61.6		61.6
Exploration Brazil [Member]
Total			0.8		0.8
Peregrino Phase II [Member]
Total		4.0	0.1		4.1
Peregrino [Member]
Total		115.5	2.4		117.9
Equinor Canada Ltd. [Member]
Total	(2.0)				(2.0)
Exploration Canada [Member]
Total			2.4		2.4
Hibernia [Member]
Total		47.8			47.8
Hebron [Member]
Total		17.4			17.4
Equinor India AS [Member]
Total	0.9				0.9
Equinor Murzuq AS [Member]
Total	86.7			92.0	178.7
Equinor Libya AS [Member]
Total	0.1				0.1
Equinor Energy Libya AS [Member]
Total	1.8				1.8
Equinor Holding Netherlands B.V. [Member]
Total	26.0				26.0
Equinor Nigeria AS 1 [Member]
Total	17.3				17.3
Equinor Nigeria Energy Company Limited [Member]
Total	124.2				124.2
Nigeria BL 217 [Member]
Total			2.4		2.4
Nigeria BL 218 [Member]
Total			0.2		0.2
Exploration Nigeria [Member]
Total			2.6		2.6
Agbami [Member]
Total		70.7	6.5	$ 176.0	253.2
Equinor Energy AS [Member]
Total	26,924.6				26,924.6
Equinor Nigeria AS 2 [Member]
Total	9.6				9.6
Equinor Global New Ventures 2 AS [Member]
Total	0.1				0.1
Equinor E&P Americas AS [Member]
Total	0.4				0.4
Snøhvit, Johan C and Barents Exploration [Member]
Total			7.3		7.3
Asgard, Mikkel & Morvin Exploration [Member]
Total			2.1		2.1
Kristin [Member]
Total			3.5		3.5
Norne [Member]
Total			0.9		0.9
Åsgard [Member]
Total			0.3		0.3
Tyrihans [Member]
Total			0.1		0.1
Yttergryta [Member]
Total			0.1		0.1
NCS [Member]
Total			0.3		0.3
Exploration FLX [Member]
Total			(0.3)		(0.3)
Gullfaks [Member]
Total			2.4		2.4
Gina Krog [Member]
Total		26.3			26.3
Johan Sverdrup and Martin Linge Exploration [Member]
Total			4.1		4.1
Kvitebjørn, Visund, Grane, Heimdal, Valemon Exploration [Member]
Total			4.2		4.2
Oseberg Exploration [Member]
Total			9.7		9.7
Sleipner Exploration [Member]
Total			3.5		3.5
Snorre Exploration [Member]
Total			6.4		6.4
Troll Exploration [Member]
Total			15.0		15.0
Equinor Russia Energy AS [Member]
Total	0.8				0.8
Equinor Russia AS [Member]
Total	1.7				1.7
Equinor Russia Holding AS [Member]
Total	7.1				7.1
Statoil Kharyaga AS [Member]
Total	1.1				1.1
Equinor Tanzania AS [Member]
Total	0.3				0.3
Equinor WOS Limited [Member]
Total	15.7				15.7
Equinor UK Limited [Member]
Total	9.6				9.6
UK Utgard [Member]
Total			0.2		0.2
Exploration UK Offshore [Member]
Total			1.9		1.9
Barnacle [Member]
Total			0.2		0.2
Mariner [Member]
Total			0.5		0.5
Rosebank [Member]
Total			1.3		1.3
Statfjord UK [Member]
Total			0.4		0.4
Equinor USA Onshore Properties Inc. [Member]
Total	61.8				61.8
Equinor US Holdings Inc. [Member]
Total	46.4				46.4
Offshore Gulf of Mexico [Member]
Total		$ 284.7			284.7
Exploration US [Member]
Total			$ 4.8		4.8
Equinor Energy Orinoco AS [Member]
Total	0.1				0.1
Equinor Energy Venezuela AS [Member]
Total	$ 0.1				$ 0.1